Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Federal depository insurance coverage	$ 250,000		$ 250,000
Percentage of carrying value of intangible assets			50.00%
R&D costs	$ 0	$ 0	$ 0	$ 0
Share-based compensation			$ 37,514	$ 0